CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
CASH FLOWS - OPERATING ACTIVITIES
Net profit	$ 98,773	$ 104,895
Income and expense items not involving cash flows:
Depreciation and amortization	102,087	96,701
Effect of indexation, translation and fair value measurement on debt	11,761	8,101
Other income, net	(653)	(4,362)
Gain from acquisition, net (a)		(51,298)
Changes in assets and liabilities:
Trade accounts receivable	(7,713)	(10,435)
Other current assets	(11,746)	(4,654)
Inventories	267	(15,524)
Trade accounts payable	(10,658)	10,273
Deferred revenue and customers' advances	(13,299)	23,324
Other current liabilities	3,776	9,241
Long-term employee related liabilities	(491)	(388)
Deferred tax liability, net	(5,670)	(6,651)
Net cash provided by operating activities	166,434	159,223
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment	(90,514)	(113,243)
Proceeds related to sale and disposal of property and equipment	8,854	1,387
Deposits and investments, net	34,093	29,600
Net cash used in investing activities	(47,567)	(82,256)
CASH FLOWS - FINANCING ACTIVITIES
Issuance of debentures, net		111,364
Exercise of warrants and options, net	27,010	6,241
Proceeds from loans		10,000
Short-term debt		7,000
Loans repayment	(11,245)	(94,174)
Debentures repayment	(6,215)
Dividend payment to Panasonic	(4,378)	(2,563)
Net cash provided by financing activities	5,172	37,868
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	4,280	20,652
INCREASE IN CASH AND CASH EQUIVALENTS	128,319	135,487
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	355,284	175,575
CASH AND CASH EQUIVALENTS - END OF PERIOD	483,603	311,062
NON-CASH ACTIVITIES:
Investments in property and equipment	25,256	16,962
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest	6,308	5,988
Cash paid during the period for income taxes	$ 9,814	2,510
(a) ACQUISTION OF SUBSIDIARIES CONSOLIDATED FOR THE FIRST TIME:
Working capital (excluding cash and cash equivalents)		10,775
Fixed assets		106,919
Intangible assets		2,799
Long-term liabilities		(28,021)
Total		92,472
Less:
Share capital		40,000
Gain from acquisition, net		52,472
Bargain purchase		92,472
Cash from the acquisition of a subsidiaries consolidated for the first time